Basis of Accounting	12 Months Ended
Mar. 31, 2024
Basis Of Accounting [Abstract]
Basis of Accounting
2)
BASIS OF ACCOUNTING

(a)
Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). Accounting policies have been applied consistently to all periods presented in these financial statements, except as mentioned otherwise.

The consolidated financial statements were authorized for issue by the Company’s Board of Directors on July 02, 2024.

(b)
Basis of Measurement

The consolidated financial statements have been prepared on the historical cost and on an accrual basis, except for the following material items:

•
equity securities at Fair Value through Other Comprehensive Income (FVOCI), financial assets at Fair Value Through Profit or Loss (FVTPL) and financial liabilities at Fair Value Through Profit or Loss (FVTPL).
•
net defined benefit (asset) liability measured at fair value of plan assets less the present value of the defined benefit obligation.

(c)
Functional and Presentation Currency

These consolidated financial statements are presented in U.S. Dollar (USD), which is the Parent Company’s functional currency. All amounts have been rounded to the nearest thousands, unless otherwise indicated.

The functional currency of subsidiaries is the currency of the primary economic environment in which each subsidiary operates and is normally the currency in which each subsidiary primarily generates and expends cash.

(d)
Use of Judgements and Estimates

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively.

i)
Judgements

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognised in the financial statements is included in the following notes:

Note 8 – Equity-accounted investees: whether the Group has significant influence over an investee: The Group has a significant influence over another entity if it holds 20% or more of the voting power of the investee. In case the Group holds less than 20% of the voting power of the investees, then the Group applies judgement to determine its significant influence over the investee.

Note 10 – Revenue recognition: expected usage of loyalty program benefits: Under its customer loyalty programs, the Group allocates a portion of the consideration received to loyalty points that are redeemable against any future purchases of the Group’s services. This allocation is based on the relative standalone selling prices and considering breakages. Judgement is required to determine the standalone selling price for each distinct performance obligation.

Note 10 - Recognition of revenue on gross/net basis: Recognition of revenue from customers on gross/net basis requires judgement based on the underlying travel services provided.

Note 17 and 20 – Income taxes: Significant management judgement is required to determine the amount of deferred tax assets that can be recognised, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies. Further, the Group takes into account the impact of uncertain tax positions in determining the amount of current and deferred tax. This assessment involves a series of judgements about future events.

Note 19 – Determination of Cash Generating Unit (CGU): For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Judgement is involved in determining the CGU/grouping of CGUs for allocation of the goodwill and other assets.

Note 19 – Technology related development cost: The Group capitalizes technology related development costs. Initial capitalization of costs is based on management’s judgement that technological and economic feasibility is confirmed.

Note 28 – Convertible Notes: The Group has applied its judgement in determining the expected future life of the instrument.

Note 36 – Lease term: The Group has an option to extend the term of lease at the end of lock-in period in most of its leases. The Group makes a judgement, by considering future economic incentives for exercising the extension option in order to ensure reasonable certainty.

ii)
Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties as at March 31, 2024 that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes:

Note 10 – Revenue recognition: estimate regarding incentive payment from travel suppliers: Contracts with travel suppliers can include incentive payments which are estimated at inception and are adjusted at the end of each reporting period as additional information becomes available only to the extent that it is probable that a significant reversal of any incremental revenue will not occur.

Note 14 – Recognition and measurement of provisions and contingencies: The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at reporting date, taking into account the risks and uncertainties surrounding the obligation. The Group is involved in various legal and tax matters, the outcome of which may not be favorable to the Group. Management in consultation with the legal, tax and other advisers assess the likelihood that a pending claim will succeed. The Group has recognised liabilities based on whether additional amounts will be payable and has included contingent liabilities where economic outflows are considered possible but not probable.

Note 17 and 20 – Deferred taxes: In assessing the realizability of deferred tax assets, management considers availability of future taxable profits against which deductible temporary differences and tax losses carried forward can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Note 18 - Useful life and residual value of tangible assets: The useful lives and residual value of Group's tangible assets are determined by management at the time the asset is acquired based on historical experience, industry practice, technological developments and other factors. However, economic conditions are unpredictable and they may significantly impact the useful lives.

Note 19 - Useful life of intangible assets: The useful lives of Group's intangible assets are determined by management at the time the asset is acquired based on historical experience, after considering market conditions, industry practice, technological developments, obsolescence and other factors. However, changes in economic conditions of the markets, competition and technology, among others, are unpredictable and they may significantly impact the useful lives.

Note 19 – Impairment test of intangible assets and goodwill: key assumptions underlying recoverable amounts, including the recoverability of development costs: In calculating the value in use for the purpose of impairment, the Group is required to make significant judgements, estimates and assumptions inter-alia concerning the growth in earnings before interest, taxes, depreciation and amortisation (‘EBITDA’) margins, long-term growth rates, terminal growth, adjusted margin growth rate and discount rates to reflect the risks involved.

Note 24 – Impairment and Recoverability of Advances to suppliers: In calculating the recoverability of the advances to suppliers, the Group is required to make significant judgements, estimates and assumptions inter-alia concerning the continuous operations of our suppliers, security of the advances and utilization in the future period to reflect the risks involved.

Note 32 – Measurement of defined benefit obligations: key actuarial assumptions: The cost of the defined benefit plans and compensated absences along with the present value of the defined benefit obligations are based on actuarial valuation. These include the determination of the discount rate, future salary increases, withdrawal rates and mortality rates. The actuarial assumptions used by the Company may differ materially from actual results in future periods due to changing market and economic conditions, regulatory events, judicial rulings, higher or lower withdrawal rates, or longer or shorter participant life spans.

Note 33 - Share based payments: The share-based compensation expense is determined based on the Company’s estimate of equity instruments that will eventually vest.

Note 34 – Measurement of Expected Credit Loss (“ECL”) allowance for trade receivables and contract assets: The Group has considered current and anticipated future economic conditions relating to the countries where it operates. In calculating expected credit loss, the Group has also considered other related credit information for its customers to estimate the probability of default and delay in future. Moreover, trade receivables are provided and written off on a case-to-case basis if deemed not to be collectible on the assessment of the underlying facts and circumstances.

(e)
Current/non-current classification

All assets and liabilities are classified into current and non-current.

Assets

An asset is classified as current when it satisfies any of the following criteria:

a)
it is expected to be realised in, or is intended for sale or consumption in, the company’s normal operating cycle;
b)
it is held primarily for the purpose of being traded;
c)
it is expected to be realised within 12 months after the reporting date; or
d)
it is cash or cash equivalent unless it is restricted from being exchanged or used to settle a liability for at least 12 months after the reporting date.

Current assets include the current portion of non-current assets.

All other assets are classified as non-current.

Liabilities

A liability is classified as current when it satisfies any of the following criteria:

a)
it is expected to be settled in the company’s normal operating cycle;
b)
it is held primarily for the purpose of being traded;
c)
it is due to be settled within 12 months after the reporting date; or
d)
the company does not have an unconditional right to defer settlement of the liability for at least 12 months after the reporting date. Terms of a liability that could, at the option of the counterparty, result in its settlement by the issue of equity instruments do not affect its classification.

Current liabilities include current portion of non-current liabilities.

All other liabilities are classified as non-current.

Operating cycle

Operating cycle is the time between the acquisition of assets for processing/servicing, and their realisation in cash or cash equivalents.